Retirement Benefits (Plan Assets target allocation) (Details)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
U.S. [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	60.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	80.00%
Defined Benefit Plan, Actual Plan Asset Allocations	65.00%	68.00%
U.S. [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	20.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	30.00%
Defined Benefit Plan, Actual Plan Asset Allocations	28.00%	25.00%
U.S. [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	10.00%
Defined Benefit Plan, Actual Plan Asset Allocations	7.00%	7.00%
U.S. [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	0.00%
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%	0.00%
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
International [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	55.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	67.00%
Defined Benefit Plan, Actual Plan Asset Allocations	60.00%	59.00%
International [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	32.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	43.00%
Defined Benefit Plan, Actual Plan Asset Allocations	38.00%	40.00%
International [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	2.00%
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%	0.00%
International [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	0.00%
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%	1.00%